14. FINANCIAL INSTRUMENTS (Details 2) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Numnber shares	Dec. 31, 2019 BRL (R$) Numnber shares
Disclosure of detailed information about financial instruments [line items]
Closing Balance	R$ 3,305,109	R$ 2,114,620
Fair value adjustment recognized in profit or loss	R$ 1,190,489	R$ (136,004)
USIM3 [member]
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares) | shares	107,156,651	107,156,651
Equity interest (%)	15.19	15.19
Share price | Numnber	15.69	9.87
Closing Balance	R$ 1,681,288	R$ 1,057,636
Fair value adjustment recognized in profit or loss	R$ 623,652	R$ (168,236)
USIM5 [member]
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares) | shares	111,144,456	111,144,456
Equity interest (%)	20.29	20.29
Share price | Numnber	14.61	9.51
Closing Balance	R$ 1,623,821	R$ 1,056,984
Fair value adjustment recognized in profit or loss	R$ 566,837	R$ 32,232
PATI3 [member]
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares) | shares	2,065,529	2,065,529
Equity interest (%)	11.31	11.31
Share price | Numnber	28.99	22.90
Closing Balance	R$ 59,879	R$ 47,300
Fair value adjustment recognized in profit or loss	12,579	17,224
Total shares [member]
Disclosure of detailed information about financial instruments [line items]
Closing Balance	3,364,988	2,161,920
Fair value adjustment recognized in profit or loss	R$ 1,203,068	R$ (118,780)